Balance Sheet Components	12 Months Ended
Dec. 31, 2013
Balance Sheet Components [Abstract]
Details of Certain Balance Sheet Components
Balance Sheet Components

Property and Equipment

	As of December 31,
	2013	2012
	(In millions)
Property and equipment:
Computer equipment and software	$5,179	$4,170
Land and buildings, including building improvements	931	807
Leasehold improvements	512	413
Furniture and fixtures	290	220
Construction in progress and other	208	347
	7,120	5,957
Accumulated depreciation	(4,360)	(3,466)
	$2,760	$2,491

Total depreciation expense on our property and equipment in the years ended December 31, 2013, 2012 and 2011 totaled $976 million, $767 million and $603 million, respectively.
Accrued Expenses and Other Current Liabilities
Total compensation and related benefits included in accrued expenses and other current liabilities was $672 million and $649 million for the years ended December 31, 2013 and 2012, respectively.